Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Sales to and Purchases From Associates and Joint Ventures
Sales to and purchases from joint ventures and associates are as follows:

	Joint ventures			Associates
Continuing operations	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Sales	127	132	126	31	41	48
Purchases	24	27	37	15	18	228

Summary of Key Management Remuneration

Key management remuneration amounted to:	2020 $m	2019 $m	2018 $m
Short-term benefits	9	9	9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 9	6	6	5
Total	16	16	15